Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income/(loss)	$ 138,454	$ (36,832)	$ (6,046)
Adjustments to reconcile net income / (loss) to net cash provided by / (used in) operating activities:
Depreciation	29,276	31,702	32,187
Amortization of deferred drydock expenditures	4,161	5,169	6,200
Share-based compensation	3,057	2,613	3,001
Loss on vessel held for sale			6,447
Loss on vessels sold	6,917
Amortization of deferred finance fees	1,461	1,623	1,765
Loss on extinguishment	1,576	569
Unrealized (gains) / losses on derivatives	(2,961)	(276)	114
Foreign exchange	2	(72)	109
Loss from equity method investments	195	317
Deferred drydock payments	(1,913)	(5,883)	(7,003)
Changes in operating assets and liabilities:
Receivables	(59,559)	(2,496)	12,273
Prepaid expenses and other assets	(1,010)	173	(1,744)
Advances and deposits	1,391	(1,034)	1,597
Inventories	(4,623)	(821)	(115)
Accounts payable	(1,612)	1,151	2,543
Accrued expenses and other liabilities	10,033	(701)	(5,099)
Deferred revenue	(850)	2,070
Accrued interest	212	(157)	(135)
Net cash provided by / (used in) operating activities	124,207	(2,885)	46,094
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of vessels	39,912	9,895
Payments for acquisition of vessels and vessel equipment	(1,335)	(2,475)	(18,720)
Advances for ballast water treatment and scrubber systems	(2,473)	(158)	(2,184)
Payments for other non-current assets	(106)	(94)	(89)
Payments for equity investments	(588)	(5,541)
Net cash provided by / (used in) investing activities	35,410	1,627	(20,993)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term debt	131,884		20,375
Repayments of long-term debt	(148,245)	(66,912)	(18,018)
Proceeds from finance leases	(166,580)	49,000
Repayments of finance leases	(13,675)	(19,960)	(18,650)
Payments for deferred finance fees	(3,505)	(980)	(220)
Issuance of common stock, net	38,909
Repurchase of common stock			(287)
Payment of dividend			(1,659)
Issuance of preferred stock, net		37,986
Payment of preferred dividend	(3,285)	(792)	0
Net cash used in financing activities	(164,497)	(1,658)	(18,459)
Net (decrease)/increase in cash and cash equivalents	(4,880)	(2,916)	6,642
Cash and cash equivalents at the beginning of the year	55,449	58,365	51,723
Cash and cash equivalents at the end of the period	50,569	55,449	58,365
Cash paid during the year for:
Cash paid during the period for interest in respect of debt	5,739	4,510	6,526
Cash paid during the period for interest in respect of finance leases	11,559	9,793	9,902
Cash paid during the period for operating lease liabilities	719	462	501
Cash paid during the period for income taxes	51	198	$ 139
Non-cash investing activity: Investment in Element 1 by issuing 950,000 shares of common stock		5,320
Non-cash financing activity: MP Profits Interest	1,007	943
Non-cash financing activity: Accrued preferred dividends	$ 578	$ 462